Going Concern (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
TOTAL STOCKHOLDERS' DEFICIENCY	$ 2,513,317	$ 1,239,177	$ (343,896)	$ (102,187)
Accumulated deficit	$ 13,884,935	$ 9,228,774	$ 4,042,922